Maturity of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Maturity of Financial Assets and Liabilities [Abstract]
Schedule of the maturities of assets and liabilities
As of December 31, 2022	On Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial assets
Cash and deposits in banks	1,982,942	-	-	-	-	-	-	1,982,942
Cash items in process of collection	843,816	-	-	-	-	-	-	843,816
Financial assets for trading at FVTPL
Financial derivative contracts and hedge contracts (1)	-	734,755	570,803	1,499,473	3,396,062	2,026,248	3,923,381	12,150,722
Debt financial instruments	-	1	114,165	70	3,880	23,277	12,653	154,046
Financial assets at FVOCI
Debt financial instrument	-	2,617,251	744,182	68,973	2,167	559,210	1,888,950	5,880,733
Other financial instruments	-	-	-	-	70,668	66,478	5,160	142,306
Financial assets at amortised cost (2)
Debt financial instruments	-	-	96,326	-	2,545,919	2,225,346	-	4,867,591
Interbank loans	-	32,991	-	-	-	-	-	32,991
Loans and account receivable from customers	713,513	3,402,788	2,980,575	5,158,378	7,943,135	4,431,396	14,066,625	38,696,410
Guarantee deposits (margin accounts)	2,442,325	-	-	-	-	-	-	2,442,325
Total financial assets	5,982,596	6,787,786	4,506,051	6,726,894	13,961,831	9,331,955	19,896,769	67,193,882

Financial liabilities
Cash items in process of being cleared	746,872	-	-	-	-	-	-	746,872
Financial liabilities for trading at FVTPL
Financial derivative contracts and hedge contracts (1)	-	67,236	151,948	2,541,236	4,686,662	2,415,134	4,245,898	14,108,114
Financial liabilities at amortised cost
Deposits and other demand liabilities	14,086,226	-	-	-	-	-	-	14,086,226
Time deposits and other time liabilities	234,170	12,712,880	5,806	-	25,934	-	-	12,978,790
Obligations under repurchase agreements	-	211,730	103,516	109	-	-	-	315,355
Interbank borrowings	24,667	149,482	818,030	2,252,305	5,620,281	-	-	8,864,765
Issued debt instruments (3)	-	-296,206	204,084	584,517	2,809,573	1,915,970	3,681,824	8,899,762
Other financial liabilities	-	292,756	-	-	142	97	-	292,995
Lease liabilities	-	-	-	25,902	46,955	32,784	31,448	137,089
Guarantees received (margin accounts)	1,017,968	-	-	-	-	-	-	1,017,968
Total financial liabilities	16,109,903	13,137,878	1,283,384	5,404,069	13,189,547	4,363,985	7,959,170	61,447,936

(1)	Includes derivative contracts for trading purposes and hedge derivatives contracts.

(2)	Debt financial instruments, Interbank loans and loans and accounts receivable from customer are presented on a gross basis, the related allowance are Ch$894, Ch$1 and Ch$1,153,266 million, respectively.

(3)	Includes Subordinated bonds for MCh$1,733,869 which is presented as Regulatory capital financial instruments.

As of December 31, 2021	On Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Financial assets
Cash and deposits in banks	2,881,558	-	-	-	-	-	-	2,881,558
Cash items in process of collection	390,271	-	-	-	-	-	-	390,271
Financial assets for trading at FVTPL
Financial derivative contracts and hedge contracts (1)	-	186,546	318,606	1,185,220	2,222,851	2,172,208	4,038,176	10,123,607
Debt financial instruments	-	698	67	-	24,341	38,644	9,597	73,347
Financial assets at FVOCI
Debt financial instrument	-	3,259,823	90	309,831	89,127	306,049	1,838,219	5,803,139
Other financial instruments	-	-	-	-	61,835	32,658	4,882	99,375
Financial assets at amortised cost (2)								-
Debt instruments at amortised cost	-	-	-	-	429,630	4,262,811	-	4,692,441
Interbank loans	-	-	428	-	-	-	-	428
Loans and accounts receivables	194,086	1,563,103	1,695,151	3,792,426	5,077,346	665,057	23,541,893	36,529,062
Guarantee deposits (margin accounts)	1,988,410	-	-	-	-	-	-	1,988,410
Total financial assets	5,454,325	5,010,170	2,014,342	5,287,477	7,905,130	7,477,427	29,432,767	62,581,638

Financial liabilities
Cash items in process of being cleared	379,934	-	-	-	-	-	-	379,934
Financial liabilities for trading at FVTPL
Financial derivative contracts and hedge contracts (1)	-	195,808	348,382	987,403	2,948,206	2,294,608	4,096,834	10,871,241
Financial liabilities at amortised cost
Deposits and other demand liabilities	17,900,938	-	-	-	-	-	-	17,900,938
Time deposits and other time liabilities	204,548	5,211,798	2,642,651	1,902,664	108,510	39,728	21,156	10,131,055
Obligations under repurchase agreements	-	86,634	-	-	-	-	-	86,634
Interbank borrowings	100,135	218,528	606,255	2,290,225	5,611,440	-	-	8,826,583
Issued debt instruments	-	7,375	289,466	871,447	1,819,637	2,368,118	3,041,017	8,397,060
Other financial liabilities	182,442	69	101	34	101	115	45	182,907
Lease liabilities	-	-	-	23,391	45,121	35,248	36,035	139,795
Guarantees received (margin accounts)	857,679	-	-	-	-	-	-	857,679
Total financial liabilities	19,625,676	5,720,212	3,886,855	6,075,164	10,533,015	4,737,817	7,195,087	57,773,826

(1)	Includes derivative contracts for trading purposes and hedge derivatives contracts.

(2)	Debt financial instruments, Interbank loans and loans and accounts receivable from customer are presented on a gross basis, the related allowance are Ch$711, Ch$0 and Ch$1,051,434 million, respectively.

(3)	Includes Subordinated bonds for MCh$1,461,637 which is presented as Regulatory capital financial instruments.